UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF INTENTION TO REDEEM SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 811-05767

DWS Strategic Municipal Income Trust

(Name of Registrant)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Office)

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below.

(1)       Titles of the classes of securities of DWS Strategic Municipal Income Trust (the “Fund”) to be redeemed:

Floating Rate Municipal Term Preferred Shares, par value $0.01 per share, Series 2018 (CUSIP #23342Q200) (“MTP Shares”).

(2)       Dates on which the securities are anticipated to be redeemed:

All MTP Shares are expected to be redeemed on June 25, 2020.

The redemption of the MTP Shares will be conditioned on the receipt of proceeds from the sale of a new series of preferred securities of the Fund, which may not occur. The redemptions may be effected on a later date, or not at all, due to market conditions or otherwise.

(3)       Applicable provisions of the governing instruments pursuant to which the securities are to be redeemed:

The MTP Shares are to be redeemed pursuant to Section 2.5(c) of the Fund’s Statement Establishing and Fixing the Rights and Preferences of Floating Rate Municipal Term Preferred Shares, Series 2018.

(4)       The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem all outstanding MTP Shares, as set forth below:

Series	Number of Shares
Floating Rate Municipal Term Preferred Shares, Series 2018	2,800

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 8th day of June, 2020.

DWS Strategic Municipal Income Trust

By: /s/John Millette

Name: John Millette

Title: Vice President & Secretary